EARNINGS (LOSS) PER SHARE - Summary of Calculations of Basic and Diluted Earnings (Loss) per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Basic earnings per share [abstract]
Net income (loss)	$ 51.7	$ (39.6)	$ 30.6	$ (266.0)
Weighted average shares outstanding:
Basic (in shares)	387.6	369.3	377.3	368.4
Diluted (in shares)	400.3	369.3	388.4	368.4
Earnings (loss) per share:
Basic (in dollars per share)	$ 0.13	$ (0.11)	$ 0.08	$ (0.72)
Diluted (in dollars per share)	$ 0.13	$ (0.11)	$ 0.08	$ (0.72)